Average Annual Total Returns - FidelityLow-PricedStockFund-RetailPRO - FidelityLow-PricedStockFund-RetailPRO - Fidelity Low-Priced Stock Fund	Sep. 29, 2023
Fidelity Low-Priced Stock Fund | Return Before Taxes
Average Annual Return:
Past 1 year	(5.80%)
Past 5 years	7.54%
Past 10 years	10.50%
Fidelity Low-Priced Stock Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	(7.81%)
Past 5 years	4.89%
Past 10 years	8.33%
Fidelity Low-Priced Stock Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	(2.07%)
Past 5 years	5.55%
Past 10 years	8.19%
RS002
Average Annual Return:
Past 1 year	(20.44%)
Past 5 years	4.13%
Past 10 years	9.01%